Balance Sheets - USD ($)	May 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Current Assets
Cash	$ 17	$ 93	$ 2,125
Total current assets	17	93	2,125
Computer Equipment
Computer equipment	1,328	1,328	1,328
Accumulated depreciation	(1,328)	(1,328)	(1,188)
Computer equipment, net	0	0	140
Total assets	17	93	2,265
Current Liabilities
Accounts payable	15,734	7,245	0
Accounts payable - related party	0	5,250	7,711
Accrued expenses	27,970	3,712	1,940
Convertible note payable, related party, net of unamortized discount	0	24,671	0
Total current liabilities	43,704	40,878	9,651
Long Term Liabilities
Convertible note payable, related-party, net of unamortized discount		85,000	25,000
Convertible note payable, net of unamortized discount	0	0	20,747
Total long term liabilities		85,000	45,747
Total liabilities	43,704	125,878	55,398
Commitments and Contingencies	0	0	0
Stockholders' Deficit
Preferred stock par value $0.001: 25,000,000 shares authorized; no shares issued or outstanding	0	0	0
Common stock par value $0.001: 50,000,000 shares authorized; 3,806,613 shares issued and outstanding as of May 31, 2020 (unaudited) and 2,551,901 shares issued and outstanding as of August 31, 2019	3,807	21	21
Additional paid-in capital	45,296,340	43,904,787	43,844,787
Accumulated deficit	(45,343,834)	(44,030,593)	(43,897,941)
Total stockholders' deficit	(43,687)	(125,785)	(53,133)
Total liabilities and stockholders' deficit	$ 17	$ 93	$ 2,265